13F-HR
Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549

FORM 13F
FORM13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      	New Amsterdam Partners, LLC
Address:	475 Park Avenue South, 20th Floor
	        New York, NY, 10016

13F File Number: 	028-05406

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Michelle Clayman
Title:	      Manager, Chief Investment Officer
Phone:	      212-689-1500
Signature, Place, and Date of Signing:

	Michelle Clayman 	New York, New York	May 1, 2003

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:        67

Form 13F Information Table Value Total:  $1287711


List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alberto-Culver Co              COM              013068101    25469   516820 SH       SOLE                   201360            315460
Alltel Corp                    COM              020039103     8834   197360 SH       SOLE                    72890            124470
Altera Corp                    COM              021441100    17266  1275214 SH       SOLE                   552104            723110
Amgen Inc                      COM              031162100    12579   218575 SH       SOLE                   126975             91600
Applied Materials              COM              038222105     4602   365800 SH       SOLE                   202860            162940
Autozone Inc                   COM              053332102    20576   299460 SH       SOLE                   111890            187570
Bed Bath & Beyond Inc          COM              075896100    13250   383610 SH       SOLE                   222190            161420
BellSouth Corporation          COM              079860102     7187   331664 SH       SOLE                   191314            140350
Black Box Corporation          COM              091826107    11676   394075 SH       SOLE                   147980            246095
CEC Entertainment Inc          COM              125137109    19988   734590 SH       SOLE                   283230            451360
CNF Inc                        COM              12612W104    31643  1039190 SH       SOLE                   435795            603395
Centex Corp                    COM              152312104    10361   190600 SH       SOLE                   112200             78400
ChoicePoint Inc                COM              170388102    17141   505637 SH       SOLE                   179056            326581
Church & Dwight Inc            COM              171340102    24794   816670 SH       SOLE                   320110            496560
Cisco Systems Inc              COM              17275R102     3941   303620 SH       SOLE                   170070            133550
Citigroup Inc                  COM              172967101     9061   263024 SH       SOLE                   148842            114182
ConocoPhillips                 COM              20825C104    13243   247080 SH       SOLE                   148640             98440
Corinthian Colleges Inc        COM              218868107    20308   514135 SH       SOLE                   212365            301770
Costco Wholesale Corp          COM              22160K105    12495   416090 SH       SOLE                   253010            163080
Countrywide Financial Corp     COM              222372104    42406   737495 SH       SOLE                   342025            395470
Cytec Industries Inc           COM              232820100    21893   786120 SH       SOLE                   301270            484850
DTE Energy Company             COM              233331107    36830   952905 SH       SOLE                   445740            507165
Danaher Corp Del               COM              235851102    38324   582789 SH       SOLE                   283289            299500
Dentsply Int'l Inc             COM              249030107    25720   739295 SH       SOLE                   308735            430560
Du Pont E I De Nemours & Co    COM              263534109     6912   177860 SH       SOLE                   104860             73000
Edison International           COM              281020107    13145   960190 SH       SOLE                   337620            622570
Edwards A.G. Inc               COM              281760108    14968   577930 SH       SOLE                   220560            357370
Fair Isaac Corp                COM              303250104    23091   454365 SH       SOLE                   173870            280495
First Data Corp                COM              319963104    13243   357810 SH       SOLE                   213010            144800
Franklin Resources             COM              354613101    29876   907820 SH       SOLE                   447940            459880
HCA Inc                        COM              404119109     8009   193640 SH       SOLE                   114240             79400
Hilb Rogal & Hamilton Co       COM              431294107     3323   106375 SH       SOLE                    66695             39680
ITT Educational Services Inc   COM              45068B109    17704   632280 SH       SOLE                   260380            371900
Invacare Corp                  COM              461203101    21938   696670 SH       SOLE                   289790            406880
Johnson & Johnson              COM              478160104    11521   199080 SH       SOLE                   116530             82550
Johnson Controls Inc           COM              478366107    31449   434140 SH       SOLE                   195240            238900
Jones Apparel Group Inc        COM              480074103    29138  1062280 SH       SOLE                   501020            561260
Kemet Corp                     COM              488360108    11293  1447860 SH       SOLE                   643370            804490
King Pharmaceuticals Inc       COM              495582108    22459  1882600 SH       SOLE                   866410           1016190
Knight-Ridder Inc              COM              499040103    34059   582200 SH       SOLE                   253360            328840
Lehman Bros Hldgs Inc          COM              524908100    25063   433995 SH       SOLE                   175725            258270
Limited Brands Inc             COM              532716107    30443  2365451 SH       SOLE                  1046841           1318610
Lowes Co                       COM              548661107    12139   297390 SH       SOLE                   174230            123160
MBNA Corp                      COM              55262L100     6980   463775 SH       SOLE                   292810            170965
Manitowoc Company Inc          COM              563571108     9135   543420 SH       SOLE                   255800            287620
Maxim Integrated Products      COM              57772K101    31385   868917 SH       SOLE                   400687            468230
McDonald's Corp                COM              580135101     7899   546300 SH       SOLE                   321500            224800
Merrill Lynch & Co Inc         COM              590188108     9671   273180 SH       SOLE                   163380            109800
Microsoft Corp                 COM              594918104     9943   410680 SH       SOLE                   234480            176200
Monaco Coach Corp              COM              60886R103    11469  1107020 SH       SOLE                   453320            653700
Omnicare Inc                   COM              681904108    34508  1268217 SH       SOLE                   521527            746690
Omnicom Group Inc              COM              681919106    26859   495825 SH       SOLE                   243505            252320
PepsiCo                        COM              713448108    14625   365635 SH       SOLE                   219160            146475
Pogo Producing Co              COM              730448107    22456   564650 SH       SOLE                   225650            339000
Praxair Inc                    COM              74005P104    27615   490065 SH       SOLE                   224615            265450
Procter & Gamble               COM              742718109    12611   141615 SH       SOLE                    81715             59900
Protective Life Corp           COM              743674103    24094   843920 SH       SOLE                   334310            509610
Pulte Homes Inc                COM              745867101    36666   731130 SH       SOLE                   287428            443702
Republic Services Inc          COM              760759100    22746  1146490 SH       SOLE                   455100            691390
SLM Corp                       COM              78442P106    44611   402192 SH       SOLE                   197332            204860
Schering Plough Corp           COM              806605101     3600   201930 SH       SOLE                   110830             91100
Sealed Air Corporation         COM              81211K100    19170   477703 SH       SOLE                   241833            235870
Valero Energy Corp New         COM              91913Y100    16006   386810 SH       SOLE                   172090            214720
Veritas Software Corp          COM              923436109    18155  1032109 SH       SOLE                   453484            578625
Vishay Intertechnology Inc     COM              928298108     7917   777705 SH       SOLE                   487655            290050
Waters Corporation             COM              941848103    23536  1112299 SH       SOLE                   498779            613520
Wellpoint Health Netwks-Cl A   COM              94973H108    36689   478032 SH       SOLE                   232682            245350